EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Class F Shares of the Tax-Managed International Managed Volatility, Global Managed Volatility and Multi-Asset Accumulation Funds; Class I Shares of the Global Managed Volatility Fund; and the Class Y Shares of the Tax-Managed International Managed Volatility, Global Managed Volatility and Multi-Asset Accumulation Funds, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 5, 2020 (SEC Accession No. 0001104659-20-011360), in interactive data format.